Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Maturity Analysis Contractual Service Margin (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	€ 8,124	€ 8,929
Insurance contracts issued [member] | Not later than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	839	1,076
Insurance contracts issued [member] | 1-2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	756	802
Insurance contracts issued [member] | 2-3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	684	723
Insurance contracts issued [member] | 3-4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	618	654
Insurance contracts issued [member] | 4-5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	559	591
Insurance contracts issued [member] | 5-10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	2,071	2,210
Insurance contracts issued [member] | 10-20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	1,850	2,024
Insurance contracts issued [member] | Later than 20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	748	849
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	78	(107)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Not later than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	8	(22)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 1-2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	7	(15)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 2-3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	6	(13)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 3-4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	6	(12)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 4-5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	5	(10)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 5-10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	18	(32)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 10-20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	17	(16)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Later than 20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	€ 12	€ 13